Schedule of investments
Delaware Ivy Mid Cap Growth Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.93%
Communication Services — 4.25%
Electronic Arts	742,157	$ 90,283,399
Pinterest Class A †	5,031,316	91,368,699
ZoomInfo Technologies †	1,532,205	50,930,494
		232,582,592
Consumer Discretionary — 17.41%
BorgWarner *	3,183,447	106,231,626
Burlington Stores *, †	161,347	21,980,302
Chipotle Mexican Grill †	132,208	172,830,230
Floor & Decor Holdings Class A †	757,691	47,704,225
Levi Strauss & Co. Class A	3,966,496	64,733,215
Lululemon Athletica †	268,198	73,113,457
National Vision Holdings *, †	2,100,848	57,773,320
On Holding Class A †	2,895,871	51,227,958
Petco Health & Wellness †	2,937,442	43,297,895
Pool	235,607	82,752,247
Shutterstock	885,072	50,723,476
Ulta Beauty †	262,044	101,012,721
Vail Resorts	369,138	80,490,541
		953,871,213
Consumer Staples — 1.28%
Brown-Forman Class B	1,002,244	70,317,439
		70,317,439
Financials — 6.74%
First Republic Bank	778,299	112,230,716
Kinsale Capital Group	200,869	46,127,557
MarketAxess Holdings	585,503	149,894,623
Pinnacle Financial Partners	843,816	61,016,335
		369,269,231
Healthcare — 21.34%
ABIOMED †	370,597	91,726,463
Agilent Technologies	634,080	75,309,681
Azenta	1,000,420	72,130,282
Bio-Techne	259,055	89,798,825
Dexcom †	2,145,824	159,928,263
Edwards Lifesciences †	928,175	88,260,161
Envista Holdings †	2,653,870	102,280,150
Genmab ADR †	2,729,196	88,671,578
Horizon Therapeutics †	1,319,074	105,209,342
Intuitive Surgical †	407,628	81,815,016
Repligen †	578,092	93,882,141
Seagen †	678,623	120,075,554
		1,169,087,456
Industrials — 14.46%
A O Smith	1,602,156	87,605,890
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Clarivate *, †	4,499,259	$ 62,359,730
CoStar Group †	3,568,824	215,592,658
Fastenal	1,704,978	85,112,502
Generac Holdings †	331,919	69,895,503
HEICO Class A	1,045,261	110,149,604
IDEX	373,815	67,896,018
Trex †	1,711,469	93,138,143
		791,750,048
Information Technology — 33.47%
Arista Networks †	1,488,875	139,567,143
Crowdstrike Holdings Class A †	627,817	105,824,834
DocuSign †	1,292,984	74,191,422
Five9 †	965,489	87,994,667
Genpact	1,036,358	43,900,125
Guidewire Software †	893,197	63,408,055
II-VI *, †	2,354,550	119,964,323
Keysight Technologies †	827,038	114,007,188
Littelfuse	89,241	22,670,784
Marvell Technology	2,567,127	111,747,038
Microchip Technology	1,898,250	110,250,360
Monolithic Power Systems	461,550	177,253,662
Novanta †	475,800	57,700,266
Paycom Software †	388,568	108,845,668
Teradyne *	1,358,118	121,619,467
Trade Desk Class A †	1,301,509	54,520,212
Trimble †	1,562,275	90,971,273
Tyler Technologies †	324,590	107,919,683
Universal Display	675,250	68,294,785
Workiva *, †	801,099	52,864,523
		1,833,515,478
Materials — 0.98%
Scotts Miracle-Gro *	676,485	53,435,550
		53,435,550
Total Common Stocks (cost $4,596,994,207)		5,473,829,007

NQ-IV068 [6/22] 8/22 (2352543)    1

Schedule of investments
Delaware Ivy Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.23%
Money Market Mutual Fund — 0.23%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	12,741,258	$ 12,741,258
Total Short-Term Investments (cost $12,741,258)		12,741,258

Total Value of Securities Before Securities Lending Collateral and Options Written—100.16% (cost $4,609,735,465)		5,486,570,265

Securities Lending Collateral — 1.61%
Money Market Mutual Fund — 1.61%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	87,900,735	87,900,735
Total Securities Lending Collateral (cost $87,900,735)		87,900,735
	Number of contracts
Options Written — (0.11%)
Equity Call Options — (0.11%)
Shutterstock, strike price $110, expiration date 8/19/22, notional amount $(12,210,000)†	(1,110)	(5,855,250)
Total Options Written (premium received $4,568,704)		$(5,855,250)

Value (US $)

Obligation to Return Securities Lending Collateral — (1.60%)	(87,900,710)
Liabilities Net of Receivables and Other Assets — (0.06%)	(3,254,966)
Net Assets Applicable to 201,781,765 Shares Outstanding—100.00%	$5,477,460,074
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $228,050,555 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $151,716,917.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV068 [6/22] 8/22 (2352543)